Debt, Leases, and Banking Arrangements (Tables)	12 Months Ended
Dec. 31, 2012
Debt and Banking Arrangements [Abstract]
Long-term Debt

	December 31,
	2012	2011

	(Millions)
Unsecured:
Transco:
8.875% Notes due 2012	$-	$325
6.4% Notes due 2016	200	200
6.05% Notes due 2018	250	250
7.08% Debentures due 2026	8	8
7.25% Debentures due 2026	200	200
5.4% Notes due 2041	375	375
4.45% Notes due 2042	400	-
Northwest Pipeline:
7% Notes due 2016	175	175
5.95% Notes due 2017	185	185
6.05% Notes due 2018	250	250
7.125% Debentures due 2025	85	85
Williams Partners L.P.:
3.8% Notes due 2015	750	750
7.25% Notes due 2017	600	600
5.25% Notes due 2020	1,500	1,500
4.125% Notes due 2020	600	600
4% Notes due 2021	500	500
3.35% Notes due 2022	750	-
6.3% Notes due 2040	1,250	1,250
Revolving credit loans	375	-
Unamortized debt discount	(16)	(16)
Total long-term debt, including current portion	8,437	7,237
Long-term debt due within one year	-	(324)
Long-term debt	$8,437	$6,913

Aggregate Minimum Maturities of Long Term Debt
(Millions)

2013	$-
2014	$-
2015	$750
2016	$750
2017	$785

Future Minimum Annual Rentals Under Noncancelable Operating Leases
(Millions)
2013	$39
2014	34
2015	32
2016	28
2017	25
Thereafter	136
Total	$294